Derivative and Hedging Instruments - Summary of Effects of Derivatives Not Designated in Qualifying Hedge Accounting Relationships (Detail) - Non designated [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ (10,634)	$ (5,928)
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(3,428)	(1,986)
Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(431)	(687)
Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(258)	(133)
Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	1,171	(166)
Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(103)	66
Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	(7,561)	(1,751)
Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	794	(2,140)
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)	$ (818)	871
Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative investment income (loss)		$ (2)